Distribution Date:	08/17/26	BBCMS Mortgage Trust 2021-C9
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2021-C9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 2)	15-16		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			CMBS Notices		cmbs.notices@parkbridgefinancial.com
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Directing Certificateholder	KKR Real Estate Credit Opportunity Partners II L.P.
Historical Bond / Collateral Loss Reconciliation Detail	25		-
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05493EAU6	0.488000%	25,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	05493EAV4	1.846000%	4,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	05493EAX0	2.021000%	210,000,000.00	203,137,482.69	0.00	342,117.38	0.00	0.00	342,117.38	203,137,482.69	31.51%	30.00%
A-5	05493EAY8	2.299000%	281,000,000.00	281,000,000.00	0.00	538,349.17	0.00	0.00	538,349.17	281,000,000.00	31.51%	30.00%
A-SB	05493EAW2	1.960000%	34,474,000.00	30,604,175.85	653,316.60	49,986.82	0.00	0.00	703,303.42	29,950,859.25	31.51%	30.00%
A-S	05493EBB7	2.534000%	66,482,000.00	66,482,000.00	0.00	140,387.82	0.00	0.00	140,387.82	66,482,000.00	22.65%	21.63%
B	05493EBC5	2.686000%	36,714,000.00	36,714,000.00	0.00	82,178.17	0.00	0.00	82,178.17	36,714,000.00	17.76%	17.00%
C	05493EBD3	3.191000%	33,738,000.00	33,738,000.00	0.00	89,714.97	0.00	0.00	89,714.97	33,738,000.00	13.27%	12.75%
D	05493EAA0	3.828518%	9,129,000.00	9,129,000.00	0.00	29,125.45	0.00	0.00	29,125.45	9,129,000.00	12.05%	11.60%
E-RR	05493EAD4	3.828518%	13,693,000.00	13,693,000.00	0.00	43,686.58	0.00	0.00	43,686.58	13,693,000.00	10.22%	9.88%
F-RR	05493EAF9	3.828518%	17,861,000.00	17,861,000.00	0.00	56,984.30	0.00	0.00	56,984.30	17,861,000.00	7.84%	7.63%
G-RR	05493EAH5	3.828518%	9,923,000.00	9,923,000.00	0.00	31,658.65	0.00	0.00	31,658.65	9,923,000.00	6.52%	6.38%
H-RR	05493EAK8	3.828518%	8,930,000.00	8,930,000.00	0.00	28,490.55	0.00	0.00	28,490.55	8,930,000.00	5.33%	5.25%
J-RR	05493EAM4	3.828518%	7,938,000.00	7,938,000.00	0.00	25,325.65	0.00	0.00	25,325.65	7,938,000.00	4.28%	4.25%
K-RR*	05493EAP7	3.828518%	33,738,305.00	32,091,855.02	0.00	102,386.86	0.00	0.00	102,386.86	32,091,855.02	0.00%	0.00%
R	05493EAS1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05493EAR3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			793,820,305.00	751,241,513.56	653,316.60	1,560,392.37	0.00	0.00	2,213,708.97	750,588,196.96

X-A	05493EAZ5	1.659383%	555,674,000.00	514,741,658.54	0.00	711,794.62	0.00	0.00	711,794.62	514,088,341.94
X-B	05493EBA9	1.091892%	136,934,000.00	136,934,000.00	0.00	124,597.58	0.00	0.00	124,597.58	136,934,000.00
Notional SubTotal			692,608,000.00	651,675,658.54	0.00	836,392.20	0.00	0.00	836,392.20	651,022,341.94

Deal Distribution Total					653,316.60	2,396,784.57	0.00	0.00	3,050,101.17

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05493EAU6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	05493EAV4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	05493EAX0	967.32134614	0.00000000	1.62913038	0.00000000	0.00000000	0.00000000	0.00000000	1.62913038	967.32134614
A-5	05493EAY8	1,000.00000000	0.00000000	1.91583335	0.00000000	0.00000000	0.00000000	0.00000000	1.91583335	1,000.00000000
A-SB	05493EAW2	887.74658728	18.95099495	1.44998608	0.00000000	0.00000000	0.00000000	0.00000000	20.40098103	868.79559233
A-S	05493EBB7	1,000.00000000	0.00000000	2.11166662	0.00000000	0.00000000	0.00000000	0.00000000	2.11166662	1,000.00000000
B	05493EBC5	1,000.00000000	0.00000000	2.23833333	0.00000000	0.00000000	0.00000000	0.00000000	2.23833333	1,000.00000000
C	05493EBD3	1,000.00000000	0.00000000	2.65916681	0.00000000	0.00000000	0.00000000	0.00000000	2.65916681	1,000.00000000
D	05493EAA0	1,000.00000000	0.00000000	3.19043159	0.00000000	0.00000000	0.00000000	0.00000000	3.19043159	1,000.00000000
E-RR	05493EAD4	1,000.00000000	0.00000000	3.19043161	0.00000000	0.00000000	0.00000000	0.00000000	3.19043161	1,000.00000000
F-RR	05493EAF9	1,000.00000000	0.00000000	3.19043167	0.00000000	0.00000000	0.00000000	0.00000000	3.19043167	1,000.00000000
G-RR	05493EAH5	1,000.00000000	0.00000000	3.19043132	0.00000000	0.00000000	0.00000000	0.00000000	3.19043132	1,000.00000000
H-RR	05493EAK8	1,000.00000000	0.00000000	3.19043113	0.00000000	0.00000000	0.00000000	0.00000000	3.19043113	1,000.00000000
J-RR	05493EAM4	1,000.00000000	0.00000000	3.19043210	0.00000000	0.00000000	0.00000000	0.00000000	3.19043210	1,000.00000000
K-RR	05493EAP7	951.19938657	0.00000000	3.03473633	0.00000000	1.49206162	0.00000000	0.00000000	3.03473633	951.19938657
R	05493EAS1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05493EAR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05493EAZ5	926.33749022	0.00000000	1.28095722	0.00000000	0.00000000	0.00000000	0.00000000	1.28095722	925.16177100
X-B	05493EBA9	1,000.00000000	0.00000000	0.90990974	0.00000000	0.00000000	0.00000000	0.00000000	0.90990974	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/26 - 07/30/26	30	0.00	342,117.38	0.00	342,117.38	0.00	0.00	0.00	342,117.38	0.00
A-5	07/01/26 - 07/30/26	30	0.00	538,349.17	0.00	538,349.17	0.00	0.00	0.00	538,349.17	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	49,986.82	0.00	49,986.82	0.00	0.00	0.00	49,986.82	0.00
X-A	07/01/26 - 07/30/26	30	0.00	711,794.62	0.00	711,794.62	0.00	0.00	0.00	711,794.62	0.00
X-B	07/01/26 - 07/30/26	30	0.00	124,597.58	0.00	124,597.58	0.00	0.00	0.00	124,597.58	0.00
A-S	07/01/26 - 07/30/26	30	0.00	140,387.82	0.00	140,387.82	0.00	0.00	0.00	140,387.82	0.00
B	07/01/26 - 07/30/26	30	0.00	82,178.17	0.00	82,178.17	0.00	0.00	0.00	82,178.17	0.00
C	07/01/26 - 07/30/26	30	0.00	89,714.97	0.00	89,714.97	0.00	0.00	0.00	89,714.97	0.00
D	07/01/26 - 07/30/26	30	0.00	29,125.45	0.00	29,125.45	0.00	0.00	0.00	29,125.45	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	43,686.58	0.00	43,686.58	0.00	0.00	0.00	43,686.58	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	56,984.30	0.00	56,984.30	0.00	0.00	0.00	56,984.30	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	31,658.65	0.00	31,658.65	0.00	0.00	0.00	31,658.65	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	28,490.55	0.00	28,490.55	0.00	0.00	0.00	28,490.55	0.00
J-RR	07/01/26 - 07/30/26	30	0.00	25,325.65	0.00	25,325.65	0.00	0.00	0.00	25,325.65	0.00
K-RR	07/01/26 - 07/30/26	30	50,179.54	102,386.86	0.00	102,386.86	0.00	0.00	0.00	102,386.86	50,339.63
Totals			50,179.54	2,396,784.57	0.00	2,396,784.57	0.00	0.00	0.00	2,396,784.57	50,339.63

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,050,101.17
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,408,524.78	Master Servicing Fee	3,922.41
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,074.41
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	323.45
ARD Interest	0.00	Operating Advisor Fee	1,216.18
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	203.77
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,408,524.78	Total Fees	11,740.23

Principal		Expenses/Reimbursements
Scheduled Principal	653,316.60	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	653,316.60	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,396,784.57
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	653,316.60
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,050,101.17
Total Funds Collected	3,061,841.38	Total Funds Distributed	3,061,841.40

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	751,241,513.56	751,241,513.56	Beginning Certificate Balance	751,241,513.56
(-) Scheduled Principal Collections	653,316.60	653,316.60	(-) Principal Distributions	653,316.60
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	750,588,196.96	750,588,196.96	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	751,241,513.58	751,241,513.58	Ending Certificate Balance	750,588,196.96
Ending Actual Collateral Balance	750,588,196.98	750,588,196.98

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.83%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	61,984,124.82	8.26%	53	3.8156	NAP	Defeased	8	61,984,124.82	8.26%	53	3.8156	NAP
4,999,999 or less	6	21,624,351.41	2.88%	50	4.1113	2.682500	1.59 or less	11	228,794,911.47	30.48%	54	3.9534	1.298800
5,000,000 to 9,999,999	17	122,100,104.98	16.27%	52	3.7714	2.674651	1.60 to 1.69	2	8,677,789.51	1.16%	46	4.4693	1.657293
10,000,000 to 19,999,999	11	137,111,425.52	18.27%	53	3.7361	2.572971	1.70 to 1.79	3	29,634,348.36	3.95%	53	3.8384	1.759707
20,000,000 to 29,999,999	10	261,525,116.72	34.84%	51	3.7898	2.477911	1.80 to 1.89	1	12,250,000.00	1.63%	53	3.8050	1.880000
30,000,000 to 39,999,999	1	37,743,073.51	5.03%	54	3.6430	1.400000	1.90 to 1.99	1	9,106,723.46	1.21%	41	3.6650	1.900000
40,000,000 to 69,499,999	2	108,500,000.00	14.46%	53	3.3881	2.523226	2.00 to 2.49	8	91,494,248.50	12.19%	53	3.6629	2.233503
69,500,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.99	6	65,339,946.69	8.71%	54	3.6539	2.806980
Totals	55	750,588,196.96	100.00%	52	3.7229	2.459820	3.00 to 3.99	10	168,356,104.15	22.43%	53	3.4720	3.406203
							4.00 or greater	5	74,950,000.00	9.99%	45	3.5014	4.626758
							Totals	55	750,588,196.96	100.00%	52	3.7229	2.459820
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	15	61,984,124.82	8.26%	53	3.8156	NAP
							Defeased	15	61,984,124.82	8.26%	53	3.8156	NAP
Alabama	3	7,417,556.65	0.99%	53	4.2080	1.260000
							Industrial	8	91,081,325.90	12.13%	53	3.4799	3.505953
Alaska	1	3,077,580.14	0.41%	53	4.0360	3.520000
							Lodging	3	62,926,141.23	8.38%	43	3.6552	4.230021
Arizona	3	15,317,133.58	2.04%	53	3.7960	2.050206
							Mixed Use	4	94,749,896.12	12.62%	54	3.9412	1.557436
Arkansas	1	4,926,141.23	0.66%	43	4.8000	1.640000
							Mobile Home Park	10	23,611,130.47	3.15%	53	4.0196	2.442921
California	7	114,161,765.28	15.21%	53	3.4658	3.303996
							Multi-Family	8	139,096,928.32	18.53%	54	3.4624	1.762196
Florida	6	74,318,980.00	9.90%	54	3.7468	2.174286
							Office	15	191,336,099.68	25.49%	54	3.9329	2.369902
Georgia	1	986,761.08	0.13%	53	4.2080	1.260000
							Retail	6	41,868,428.54	5.58%	49	3.6754	2.236698
Idaho	1	688,983.74	0.09%	53	4.0360	3.520000
							Self Storage	11	43,934,121.88	5.85%	53	3.5189	2.937324
Illinois	6	11,751,172.15	1.57%	53	4.1000	1.750000
							Totals	80	750,588,196.96	100.00%	52	3.7229	2.459820
Indiana	1	3,751,648.28	0.50%	51	4.0350	1.680000

Kansas	1	9,106,723.46	1.21%	41	3.6650	1.900000

Maryland	2	52,919,955.21	7.05%	54	3.8224	2.166796

Michigan	4	14,153,585.46	1.89%	53	3.6360	1.908639

Missouri	2	40,300,944.17	5.37%	54	3.4937	2.955907

Nevada	6	95,516,824.96	12.73%	47	3.6625	4.100951

New Jersey	1	5,799,362.52	0.77%	54	3.7200	2.410000

New York	4	58,779,016.32	7.83%	54	3.7619	1.486454

North Carolina	1	8,158,214.95	1.09%	54	3.4100	2.320000

Ohio	1	9,019,116.88	1.20%	54	3.8235	2.770000

Pennsylvania	4	89,543,474.90	11.93%	54	3.4630	1.517752

Texas	9	68,909,131.18	9.18%	53	4.2849	1.916316

Totals	80	750,588,196.96	100.00%	52	3.7229	2.459820

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	61,984,124.82	8.26%	53	3.8156	NAP	Defeased	8	61,984,124.82	8.26%	53	3.8156	NAP
	3.24999% or less	2	25,460,000.00	3.39%	53	3.0736	2.774690	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.25000% to 3.74999%	24	444,434,442.15	59.21%	52	3.5068	2.778337	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.75000% to 3.99999%	9	79,274,756.53	10.56%	54	3.8252	2.332738	25 months or greater	47	688,604,072.14	91.74%	52	3.7146	2.486207
	4.00000% to 4.24999%	7	76,489,168.27	10.19%	53	4.0746	1.759821	Totals	55	750,588,196.96	100.00%	52	3.7229	2.459820
	4.25000% to 4.49999%	2	21,093,103.63	2.81%	54	4.4092	1.914883
	4.50000% to 4.74999%	1	8,016,881.14	1.07%	54	4.5700	1.350000
	4.75000% or greater	2	33,835,720.42	4.51%	51	5.2187	1.059001
	Totals	55	750,588,196.96	100.00%	52	3.7229	2.459820
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	61,984,124.82	8.26%	53	3.8156	NAP	Defeased	8	61,984,124.82	8.26%	53	3.8156	NAP
	105 months or less	47	688,604,072.14	91.74%	52	3.7146	2.486207	Interest Only	21	375,757,500.00	50.06%	52	3.4774	2.928080
106 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	356 months or less	26	312,846,572.14	41.68%	53	3.9995	1.955477
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	750,588,196.96	100.00%	52	3.7229	2.459820	Totals	55	750,588,196.96	100.00%	52	3.7229	2.459820
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	61,984,124.82	8.26%	53	3.8156	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	46	676,852,900.00	90.18%	52	3.7079	2.498989
	13 months to 24 months	1	11,751,172.14	1.57%	53	4.1000	1.750000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	750,588,196.96	100.00%	52	3.7229	2.459820
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30319376	MF	Philadelphia	PA	Actual/360	3.456%	148,800.34	0.00	0.00	N/A	02/05/31	--	50,000,000.00	50,000,000.00	08/05/26
1A2	30319377				Actual/360	3.456%	74,400.17	0.00	0.00	N/A	02/05/31	--	25,000,000.00	25,000,000.00	08/05/26
2	30319382	IN	Laguna Hills	CA	Actual/360	3.330%	167,748.75	0.00	0.00	N/A	01/06/31	--	58,500,000.00	58,500,000.00	08/06/26
3A-14-5	30319383	LO	Las Vegas	NV	Actual/360	3.558%	88,851.17	0.00	0.00	03/05/30	03/05/32	--	29,000,000.00	29,000,000.00	08/05/26
3A-16-3	30319384				Actual/360	3.558%	88,851.17	0.00	0.00	03/05/30	03/05/32	--	29,000,000.00	29,000,000.00	08/05/26
4	30319385	MU	Brooklyn	NY	Actual/360	3.643%	118,596.82	62,400.93	0.00	N/A	02/06/31	--	37,805,474.44	37,743,073.51	08/06/26
5A1	30319386	MU	Bethesda	MD	Actual/360	4.030%	99,851.80	53,475.07	0.00	N/A	02/06/31	--	28,773,430.28	28,719,955.21	08/06/26
6	30319388	OF	Dallas	TX	Actual/360	5.290%	131,861.15	37,317.41	0.00	N/A	12/06/30	--	28,946,896.60	28,909,579.19	08/06/26
7	30319389	OF	Town and Country	MO	Actual/360	3.493%	80,373.98	45,361.31	0.00	N/A	02/06/31	--	26,721,305.48	26,675,944.17	08/06/26
8	30319390	OF	Fort Lauderdale	FL	Actual/360	3.715%	88,341.15	0.00	0.00	N/A	02/06/31	--	27,615,000.00	27,615,000.00	08/06/26
9	30319391	OF	Tampa	FL	Actual/360	3.770%	71,538.82	91,791.84	0.00	N/A	02/06/31	--	22,036,429.99	21,944,638.15	08/06/26
10	30319392	OF	Baltimore	MD	Actual/360	3.576%	74,519.87	0.00	0.00	N/A	02/06/31	--	24,200,000.00	24,200,000.00	08/06/26
11	30319393	MF	Lewisville	TX	Actual/360	3.160%	55,673.93	0.00	0.00	N/A	01/06/31	--	20,460,000.00	20,460,000.00	08/06/26
12	30319394	SS	Various	AL	Actual/360	4.180%	57,016.85	28,844.85	0.00	N/A	01/06/31	--	15,840,457.87	15,811,613.02	08/06/26
13	30319395	MU	Henderson	NV	Actual/360	4.380%	58,530.27	27,147.74	0.00	N/A	02/06/31	--	15,518,409.52	15,491,261.78	08/06/26
14	30319396	OF	San Dimas	CA	Actual/360	3.040%	42,146.22	0.00	0.00	N/A	01/06/31	--	16,100,000.00	16,100,000.00	09/06/26
15A2	30319398	MF	San Pedro	CA	Actual/360	3.350%	40,386.11	0.00	0.00	N/A	02/06/31	--	14,000,000.00	14,000,000.00	08/06/26
16	30319399	SS	Fullerton	CA	Actual/360	3.530%	41,796.18	0.00	0.00	N/A	02/01/31	--	13,750,000.00	13,750,000.00	08/01/26
17	30319400	MU	Bay Shore	NY	Actual/360	4.090%	45,138.28	20,690.88	0.00	N/A	02/01/31	--	12,816,296.50	12,795,605.62	08/01/26
18	30319401	OF	Kansas City	MO	Actual/360	3.495%	41,005.57	0.00	0.00	N/A	01/06/31	--	13,625,000.00	13,625,000.00	08/06/26
19	30319402	Various Various		IL	Actual/360	4.100%	41,564.90	21,734.09	0.00	N/A	01/06/31	--	11,772,906.23	11,751,172.14	08/06/26
20	30319403	SS	Various	MI	Actual/360	3.600%	33,833.74	30,934.61	0.00	N/A	01/01/31	--	10,914,110.83	10,883,176.22	08/01/26
21	30319404	MH	Various	TX	Actual/360	4.240%	46,046.74	16,355.30	0.00	N/A	02/06/31	--	12,611,704.76	12,595,349.46	08/06/26
22	30319405	OF	Various	TX	Actual/360	3.920%	41,373.02	17,007.78	0.00	N/A	02/01/31	--	12,256,654.36	12,239,646.58	08/01/26
23	30319406	MF	Phoenix	AZ	Actual/360	3.805%	40,137.47	0.00	0.00	N/A	01/06/31	--	12,250,000.00	12,250,000.00	08/06/26
24	30319407	MH	Various	Various	Actual/360	4.036%	32,756.21	17,590.56	0.00	N/A	01/06/31	--	9,425,040.78	9,407,450.22	08/06/26
25	30319408	RT	Lawrence	KS	Actual/360	3.665%	28,801.54	19,320.55	0.00	N/A	01/06/30	--	9,126,044.01	9,106,723.46	08/06/26
26	30319409	RT	Hazle Township	PA	Actual/360	3.310%	29,215.35	0.00	0.00	N/A	12/06/30	--	10,250,000.00	10,250,000.00	07/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	30319410	OF	Las Vegas	NV	Actual/360	3.290%	28,589.72	15,916.21	0.00	N/A	02/01/31	--	10,091,479.39	10,075,563.18	08/01/26
28	30319411	OF	Redlands	CA	Actual/360	3.710%	31,657.50	14,427.38	0.00	N/A	01/01/31	--	9,909,311.52	9,894,884.14	08/01/26
29	30319412	MH	Various	Various	Actual/360	4.208%	30,508.80	15,257.97	0.00	N/A	01/06/31	--	8,419,575.70	8,404,317.73	08/06/26
30	30319413	RT	Chapel Hill	NC	Actual/360	3.410%	24,005.16	16,846.14	0.00	N/A	02/06/31	--	8,175,061.09	8,158,214.95	08/06/26
31	30319414	IN	Findlay	OH	Actual/360	3.824%	29,737.17	12,786.78	0.00	N/A	02/01/31	--	9,031,903.66	9,019,116.88	08/01/26
32	30319415	OF	Temecula	CA	Actual/360	4.570%	31,595.20	11,827.31	0.00	N/A	02/06/31	--	8,028,708.45	8,016,881.14	08/06/26
33	30319416	IN	Naples	FL	Actual/360	3.682%	25,364.89	0.00	0.00	N/A	02/06/31	--	8,000,000.00	8,000,000.00	08/06/26
34	30319417	MF	New Rochelle	NY	Actual/360	3.770%	22,724.72	0.00	0.00	N/A	02/06/31	--	7,000,000.00	7,000,000.00	08/06/26
35	30319418	IN	Sparks	NV	Actual/360	3.300%	19,891.67	0.00	0.00	N/A	01/01/31	--	7,000,000.00	7,000,000.00	08/01/26
36	30319419	RT	Various	Various	Actual/360	3.620%	21,508.83	0.00	0.00	N/A	02/01/31	--	6,900,000.00	6,900,000.00	08/01/26
37	30319420	MH	Millville	NJ	Actual/360	3.720%	18,613.74	11,378.23	0.00	N/A	02/06/31	--	5,810,740.75	5,799,362.52	08/06/26
38	30319421	RT	Miami	FL	Actual/360	4.490%	21,696.33	9,681.33	0.00	N/A	01/06/31	--	5,611,523.18	5,601,841.85	08/06/26
39	30319422	SS	Various	Various	Actual/360	3.950%	18,852.14	8,671.02	0.00	N/A	01/06/31	--	5,542,483.11	5,533,812.09	08/06/26
40	30319423	SS	Pensacola	FL	Actual/360	3.490%	17,130.08	0.00	0.00	N/A	01/06/31	--	5,700,000.00	5,700,000.00	08/06/26
41	30319424	LO	Arkadelphia	AR	Actual/360	4.800%	20,414.37	12,819.45	0.00	N/A	03/06/30	--	4,938,960.68	4,926,141.23	08/06/26
42	30319425	MF	Miami Gardens	FL	Actual/360	3.415%	16,048.84	0.00	0.00	N/A	01/06/31	--	5,457,500.00	5,457,500.00	08/06/26
43A-2-C	30506374	RT	Milpitas	CA	Actual/360	3.694%	15,904.72	0.00	0.00	N/A	02/06/30	--	5,000,000.00	5,000,000.00	08/06/26
44	30319426	SS	Wildomar	CA	Actual/360	2.720%	11,711.11	0.00	0.00	N/A	02/01/31	--	5,000,000.00	5,000,000.00	08/01/26
45	30319427	OF	Las Vegas	NV	Actual/360	3.913%	16,679.16	0.00	0.00	N/A	01/06/31	--	4,950,000.00	4,950,000.00	08/06/26
48	30319430	RT	Plainfield	IN	Actual/360	4.035%	13,053.36	5,165.18	0.00	N/A	11/06/30	--	3,756,813.46	3,751,648.28	08/06/26
49	30319431	MF	Saginaw	MI	Actual/360	3.756%	10,595.79	5,625.17	0.00	N/A	02/06/31	--	3,276,034.42	3,270,409.25	08/06/26
50	30319432	MF	Lake City	FL	Actual/360	4.018%	10,240.31	5,189.82	0.00	N/A	01/06/31	--	2,959,675.60	2,954,485.78	08/06/26
51	30319433	SS	Various	AZ	Actual/360	3.760%	9,946.83	4,983.77	0.00	N/A	01/06/31	--	3,072,117.35	3,067,133.58	08/06/26
52	30319434	MF	Palm Springs	CA	Actual/360	3.687%	9,261.23	0.00	0.00	N/A	11/06/30	--	2,917,000.00	2,917,000.00	08/06/26
54	30319436	MF	Arcadia	FL	Actual/360	4.118%	8,230.24	6,197.86	0.00	N/A	12/06/30	--	2,320,957.30	2,314,759.44	08/06/26
55	30319437	SS	Gonzales	LA	Actual/360	4.570%	9,422.80	3,527.32	0.00	N/A	02/06/31	--	2,394,444.44	2,390,917.12	08/06/26
56	30319438	MF	Brownsville	TX	Actual/360	4.180%	5,982.50	3,042.74	0.00	N/A	12/06/30	--	1,662,061.81	1,659,019.07	08/06/26
Totals							2,408,524.78	653,316.60	0.00				751,241,513.56	750,588,196.96
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	8,605,189.00	8,947,858.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2	8,605,189.00	8,947,858.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	7,610,304.31	7,639,465.74	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-14-5	795,164,691.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-16-3	795,164,691.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,303,153.98	775,566.80	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	3,734,930.81	1,071,475.77	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,386,470.36	2,435,919.77	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,907,141.16	1,198,408.19	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,650,812.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,767,722.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,112,522.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,464,084.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	2,261,970.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15A2	3,460,550.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,698,890.00	1,702,612.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,257,313.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,552,520.89	1,567,241.72	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,351,305.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,553,363.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	941,418.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,675,755.89	542,466.11	01/31/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,150,482.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,209,288.31	0.00	--	--	--	0.00	0.00	29,193.28	29,193.28	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,307,262.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,246,319.14	1,193,056.51	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	527,010.26	185,271.95	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,220,115.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,033,664.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	734,585.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,245,114.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	434,950.14	480,964.64	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	691.59	0.00
35	1,391,571.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	878,498.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	586,961.96	512,182.85	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	891,777.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	471,001.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	666,412.16	743,262.16	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	649,616.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43A-2-C	4,413,333.57	4,351,101.21	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	735,631.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,060,489.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	289,435.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	363,984.86	496,078.20	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	446,130.62	123,844.69	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	156,030.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,676,339,657.37	42,914,634.31				0.00	0.00	29,193.28	29,193.28	691.59	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.722949%	3.704799%	52
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.723166%	3.705017%	53
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	13,625,000.00	0	0.00	0	0.00	3.723400%	3.705252%	54
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.723614%	3.705468%	55
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.723845%	3.705700%	56
03/17/26	0	0.00	1	5,651,265.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.728714%	3.710578%	57
02/18/26	1	5,662,867.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.728983%	3.710848%	58
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.729185%	3.711051%	59
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,576,354.87	3.729386%	3.711253%	60
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,196,823.53	3.734753%	3.715787%	61
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,728,549.19	3.738435%	3.719495%	62
09/17/25	0	0.00	0	0.00	1	4,375,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.741728%	3.722814%	63
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
26	30319409	07/06/26	0	A	29,193.28	29,193.28	2,950.00	10,250,000.00
Totals					29,193.28	29,193.28	2,950.00	10,250,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		19,032,865	19,032,865	0		0
49 - 60 Months		673,555,332	673,555,332	0		0
> 60 Months		58,000,000	58,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	750,588,197	750,588,197	0	0	0	0
Jul-26	751,241,514	751,241,514	0	0	0	0
Jun-26	751,931,588	751,931,588	0	0	0	0
May-26	752,580,322	752,580,322	0	0	0	0
Apr-26	753,265,977	753,265,977	0	0	0	0
Mar-26	755,638,727	748,258,893	0	5,651,266	1,728,568	0
Feb-26	756,401,333	750,738,466	5,662,867	0	0	0
Jan-26	756,981,862	756,981,862	0	0	0	0
Dec-25	757,546,309	757,546,309	0	0	0	0
Nov-25	760,719,181	760,719,181	0	0	0	0
Oct-25	765,475,126	765,475,126	0	0	0	0
Sep-25	770,448,952	766,073,952	0	0	4,375,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
18	30319401	0.00	3.49500%	0.00	3.49500%	8	02/12/24	02/12/24	03/11/24
18	30319401	0.00	3.49500%	0.00	3.49500%	8	05/06/25	05/06/25	05/13/26
41	30319424	0.00	4.80000%	0.00	4.80000%	8	06/04/20	06/04/20	06/10/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
46	30319428 11/18/25	4,196,823.53	7,820,000.00	29,437.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
47	30319429 10/20/25	4,375,000.00	6,300,000.00	3,052,166.24	323,161.93	3,051,711.12	2,728,549.19	1,646,450.81	0.00	0.00	1,646,450.81	37.63%
57	30319439 04/17/26	1,728,567.79	2,950,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		10,300,391.32	17,070,000.00	3,081,603.96	323,161.93	3,051,711.12	2,728,549.19	1,646,450.81	0.00	0.00	1,646,450.81

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
46	30319428	11/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	30319429	10/20/25	0.00	0.00	1,646,450.81	0.00	0.00	1,646,450.81	0.00	0.00	1,646,450.81
57	30319439	04/27/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	1,646,450.81	0.00	0.00	1,646,450.81	0.00	0.00	1,646,450.81

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

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